SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and operates. The accompanying financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (the “SEC”).

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and these differences could have a significant impact on the financial statements. The significant accounting estimates include impairment of inventory and property and equipment, incentive compensation expenses, and income taxes.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented. Consistent with the criteria of ASC 606, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services. The consumption tax that the Company collects concurrent with revenue-producing activities is excluded from revenue.

The Company recognizes revenue as it satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied. The Company is a principal and records revenue on a gross basis when the Company is primarily responsible for fulfilling the obligation, has discretion in establishing pricing and controls the promised goods before transferring those goods or services to customers.

The Company derives its revenue mainly from two sources: (1) Product equipment, and (2) SaaS, maintenance and others. All of the Company’s contracts with customers do not contain cancellable or refund-type provisions. The following is a description of the accounting policy for the principal revenue streams of the Company:

Product equipment

The Company generally sells the product based on market price plus a minor markup and sets the selling price per device based on cost plus margin. The Company does not offer discounts, price concessions, or right of return to the customers. Performance obligations are satisfied at the point in time when control of the product is transferred to the customer, which is generally the closing date on which title to and possession of the product or the completed installation and the risks and rewards of ownership are transferred to the customer. The Company bills customers (i) upon the execution of the contract and (ii) when control of the product is transferred to the customer, and customers generally pay within the same day of each billing.

SaaS, maintenance and others

The Company provides SaaS, maintenance and other services to the customers. The Company does not offer discounts or price concessions. The only performance obligation is to provide related services stated in the SaaS or maintenance agreements the Company entered into. Fees related to the services are billed and collected monthly. The revenue is recognized over the contract term of up to six years since the customers simultaneously receive and consume the benefits provided by the services over the contract period.

Disaggregation of Revenue

Revenue is disaggregated among product equipment and SaaS, maintenance and others.

Product (Software or Wi-Fi equipment): Sales of equipment or software product delivered to the customer for revenue include: “PCWL,” our mesh Wi-Fi devices with PBE installed. These products may be customized based on the customer needs. Revenue is recognized upon at a point in time when our performance obligation is complete and control and ownership of the equipment passes to the customer or upon customer acceptance of the product delivery. The contract to deliver a software or physical product equipment can be separated from a service agreement that can be provided to the customer. Customers typically purchase the equipment from the Company and can choose to use the Company’s service plan (i.e., maintenance and/or SaaS) or can have a qualified third party to perform the installation, management and maintenance services separately. The equipment and software are separate performance obligations because the equipment and software can be used separately from the SaaS and/or maintenance plans.

Platform Service (SaaS), Maintenance and others: we provide SaaS services through PicoManager (PM), which is our SaaS platform, and web-based configuration and management, activation and customer service, and asset management. We developed PM and manage is ourselves. SaaS platform’s term of use is that our customers use the service over the contract period, and revenue recognition is based on the subscription period. Revenue for maintenance service is recognized when service is rendered, and the retainer for such service is invoiced monthly.

The Company’s revenue, disaggregated by revenue stream for the fiscal years ended September 30, 2024, 2023, and 2022, was as follows (in thousands):

	For the Fiscal Years Ended September 30,
	2024	2023	2022
Product equipment	¥627,720	¥465,691	¥540,857
SaaS, Maintenance and others	156,683	93,830	141,264
Total revenue	¥784,403	¥559,521	¥682,121

Operation and Functional Currency	Operation and Functional Currency The Company’s reporting and functional currency is the Japanese yen and the Company operates in Japan.
Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Concentration of Credit Risk and Significant Vendors

Concentration of Credit Risk and Significant Vendors

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains all of its bank accounts at high-quality and accredited financial institutions in Japan. Cash balances in bank accounts in Japan are insured by the Deposit Insurance Corporation of Japan, but may exceed the insured limits of ¥10 million from time to time and could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk beyond the normal credit risk associated with its cash and cash equivalents.

There were 3, 2, and 3 suppliers from whom the purchase individually represents greater than 10% of the total purchase of the Company for the years ended September 30, 2024, 2023, and 2022, respectively. As of September 30, 2024, 2023, and 2022, there were no accounts payable from those suppliers.

There were 4, 4, and 5 customers from whom the revenue individually represents greater than 10% of the total revenue of the Company for the years ended September 2024, 2023, and 2022, respectively. As of September 30, 2024, 2023, and 2022, accounts receivable from those customers accounted for 68%, 71%, and 89% of the Company’s total accounts receivable, respectively.

Segment Reporting

Segment Reporting

ASC Topic 280, Segment Reporting, operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM has been identified as the Chief Executive Officer (“CEO”), who primarily evaluates performance based on the sales results. Segment profitability is measured by net income. The Company only has one operating segment.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, demand deposits with financial institutions, and short-term liquid investments with an initial maturity date of three months or less.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable consists primarily of receivables from distributors of our products and direct customers, which were recorded in accordance with Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). The balance is presented net of an allowance for expected credit losses. The Company monitors the financial condition of its contractors and records the allowance for expected credit losses on receivables when it believes that contractors are unable to make their required payments based on relevant information about past events, such as delinquencies and aging trends, current economic conditions, and reasonable and supportable forecasts of future economic conditions that affect the collectibility   of the reported amounts. The allowance for expected credit loss is the Company’s best estimate of the amount of probable credit losses related to existing accounts receivable. Accounts receivable are written off after considerable collection efforts have been made and the amounts are determined to be uncollectible. As of October 1, 2022, accounts receivable balance was ¥264.1 million. As of September 30, 2024 and 2023, no allowance for expected credit losses related to accounts receivable was recorded.

Inventories

Inventories

Inventories consist of finished goods, raw materials, and work in progress (“WIP”). Inventory is stated at cost unless the carrying amount is determined not to be recoverable, in which case the affected inventory is written down to net realizable value. Inventories include the costs of finished goods, raw materials, work in progress, and direct overhead costs incurred related to the manufacturing. Indirect overhead costs are charged to selling, general, and administrative expenses as incurred. Inventories are carried at the lower of accumulated cost or net realizable value. The Company computes inventory cost on an average cost basis and adjusts for excess and obsolete inventories primarily based on future demand and market conditions, including product specific facts and circumstances that considers the Company’s customer base and an assessment of selling price in relation to product cost. Once written down, a new lower cost basis for that inventory is established.

Advance payments

Advance payments

Advancement payments represent payments made to certain vendors of raw materials in advance of receiving such raw materials. As of September 30, 2024 and 2023, advance payments were ¥14.4 million and ¥93.5 million, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are measured using the cost model and is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of property and equipment are as follows:

Property and equipment	Useful life/Depreciation period
Machinery and Equipment	5 - 10 years
Tools, Furniture and Fixtures	2 - 5 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and finite-lived intangible assets are reviewed for impairment whenever events and circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. In making these determinations, the Company uses certain assumptions, including, but not limited to: (i) estimated fair value of the assets; and (ii) estimated undiscounted future cash flows expected to be generated by these assets, which are based on additional assumptions such as asset utilization, length of the asset being used in the Company’s operations, and (iii) estimated residual values. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no events or circumstances identified during the fiscal years ended September 30, 2024, 2023, and 2022 that required the Company to perform a quantitative impairment assessment. The Company’s assumptions about future conditions that are important to its assessment of potential impairment of its long-lived assets are subject to uncertainty, and the Company will continue to monitor these conditions in future periods as new information becomes available. There were no impairments of property, equipment and intangible assets during the fiscal years ended September 30, 2024, 2023, and 2022.

Other intangible assets, net

Other intangible assets, net

Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets.

The estimated useful lives of other intangible assets are as follows:

Other intangible assets	Useful life/Depreciation period
Software	3 - 5 years
Trademark	10 years

Leases

Leases

Lessee accounting

The Company has leases classified as operating leases for corporate offices in Tokyo and Fukuoka in Japan and in Warsaw in Poland. Assets and liabilities associated with operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the Company’s balance sheets. ROU assets and related lease liabilities associated with operating leases are recognized at the commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

For leases with a term of 12 months or less, the Company makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

Modification to existing lease agreements, including changes to the lease term or payment amounts, are reviewed to determine whether they result in a separate contract. For modifications that do not result in a separate contract, management reviews the lease classification and re-measures the related ROU assets and lease liabilities at the effective date of the modification.

Lessor accounting

The Company enters into non-cancellable sales-type lease agreements for PCWL equipment with a renewal option. There is no purchase option. At the commencement date of the lease agreements, the Company derecognizes the carrying amount of the underlying assets and recognizes the net investment in the lease measured at the present value, discounted using the rate implicit in the lease, of the lease receivable and unguaranteed residual asset. Current portion of net investment in leases is included in accounts receivable-trade, net and the long-term portion of the net investment in the lease is included in other assets on the balance sheets.

The Company also recognizes selling profit or selling loss at the commencement date and interest income using the effective interest method over the lease term. Revenue from the sales-type leases is included in revenue from SaaS, maintenance and others and the corresponding cost is included in cost of SaaS, maintenance and others on the statements of operations. Interest income from the sales-type leases is included in interest income on the statements of operations.

The Company elected to exclude the taxes assessed and collected from the lessee from consideration in the contract and from variable payments not included in the consideration in the contract, if applicable.

Deferred IPO costs

Deferred IPO costs

Deferred IPO costs represent the incremental costs incurred for the Company’s initial public offering (“IPO”). These costs are deferred and will be deducted from the proceeds of the IPO upon the completion of the IPO. Deferred IPO costs primary include professional fees related to the IPO. As of September 30, 2024 and 2023, the deferred IPO costs were ¥205.7 million and ¥77.7 million, respectively.

Warranty Cost

Warranty Cost

The Company provides a limited warranty for its hardware products: PCWLs for one year. The Company’s standard warranty requires the Company or its subcontractors to repair or replace defective products during such warranty period at no cost to the customer as far as the damages or defects are not caused by the customer and the claimed defects are violating our written product specifications. Warranty costs are charged to cost of sales as incurred due to immaterial warranty costs.

Contract Liabilities

Contract Liabilities

Contract liabilities are amounts collected from customers with the execution of the sales contract. Contract liabilities represent advances received on contracts in progress and are recognized as revenue as we provide related services. In the event of contract default or termination, the customer deposit is forfeited and recognized as revenue.

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation awards in accordance with ASC Topic 718, “Compensation – Stock Compensation.” The cost of services received from employees and non-employees in exchange for awards without performance conditions is recognized in the statements of income based on the estimated fair value of those awards on the grant date and amortized on a straight-line basis over the requisite service period or vesting period. The Company recognizes compensation cost for awards with performance conditions if and when the Company concludes that it is probable that the performance condition will be achieved. The Company records forfeitures as they occur.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) attributable to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of options in all periods, are included in the computation of diluted net income (loss) per share to the extent such shares are dilutive. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted net loss per share, as the inclusion of potential common shares would be anti-dilutive.

Cost of Revenue	Cost of Revenue Cost of sales includes product costs, processing costs, and software costs of each product.
Selling, general and administrative expenses

Selling, general and administrative expenses

Selling, general and administrative expenses consist primarily of directors’ compensations, salaries and allowances, bonuses, welfare expenses, recruitment expenses, travel expenses, advertising expenses, rent, taxes and duties, commission fees, depreciation and amortization, shipping and handling costs, research and development costs and others. Research and development costs incurred were ¥49.0 million, ¥75.6 million, and ¥40.6 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.

Selling and Commission Costs	Selling and Commission Costs Sales commissions are paid and expensed based on products closed, if any. Other selling costs are expensed in the period incurred.
Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs were ¥7.9 million, ¥10.3 million, and ¥11.2 million recorded as selling, general and administrative expenses in the Statements of Income for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.

Income Taxes

Income Taxes

Income taxes are computed in accordance with the provision of ASC, 740, Income Taxes. Income taxes are accounted for on the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for all future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax provisions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likelihood of being realized. Changes in recognition and measurement are reflected in the period in which the change in judgement occurs.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. To be recognized in the financial statements, a tax benefit must be at least more likely than not of being sustained based on technical merits. The benefit for positions meeting the recognition threshold is measured as the largest benefit more likely than not of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In November, 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities About Government Assistance, which improves the transparency of government assistance received by most business entities by requiring annual disclosures of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. The guidance is effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021, with early application permitted. The Company adopted this standard on October 1, 2022, and the adoption of this standard did not have any material impact on our financial statements.

New Accounting Pronouncements Not Yet Effective

The Company has reviewed all other recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on the Company’s financial statements.